INVESTMENT IN AFFILIATE (Details Textual) (Pointer do Brazil S.A. [Member])	Oct. 31, 2013	Dec. 31, 2012
Pointer do Brazil S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of share capital held, parent		48.80%
Percentage of share capital transferred	51.20%